Concentration of Credit Risk	12 Months Ended
Dec. 31, 2016
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
10.	Concentration of Credit Risk

The Company makes loans that are secured by first mortgage liens on real property located primarily (approximately 93%) in Connecticut. This concentration of credit risk may be affected by changes in economic or other conditions of the geographic area.